SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022
	(Unaudited)
Accounts Receivable	$17,051,559	$20,159,165
Allowance for credit losses	(10,791,126)	(10,957,920)
Accounts Receivable, net	$6,260,433	$9,201,245
Accounts Receivable - related parties	$13,908,789	$14,617,746
Allowance for credit losses - related parties	(13,857,340)	(14,526,375)
Accounts Receivable - related parties, net	$51,449	$91,371

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2022	$27,262,848
Decrease for balance due to transfer of a company	(771,189)
Increase in allowance for credit losses	674,664
Foreign exchange difference	(1,682,028)
Balance at December 31, 2022	$25,484,295
Increase in allowance for credit losses	973,909
Foreign exchange difference	(1,809,738)
Balance at June 30, 2023 (Unaudited)	$24,648,466

SCHEDULE OF ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years
Cryptocurrency mining machine	3 years

SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED
Annual minimum rental income to be received in the next 5 years:
2023	128,360
2024	85,573
Total	213,933